15. TAX INSTALLMENTS PROGRAMS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	R$ 21,551	R$ 24,444
REFIS debts and other tax installment payment plans, noncurrent	79,242	83,312
Federal REFIS Law 11.941/09
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	12,552	11,956
REFIS debts and other tax installment payment plans, noncurrent	20,083	19,779
Federal REFIS Law 12.865/13
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	5,984	5,572
REFIS debts and other tax installment payment plans, noncurrent	56,381	57,905
Other refinancing program
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	3,015	6,916
REFIS debts and other tax installment payment plans, noncurrent	R$ 2,778	R$ 5,628